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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099


                   	  Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Cash Reserves Fund
           Schedule of Investments  9/30/2008 (unaudited)

Shares                                                                  Value

           Corporate Bonds - 29.4 %
           Energy - 1.0 %
           Integrated Oil & Gas - 1.0 %
9,775,000  BP Capital Markets PLC Floating Rate Note, 1/9/09         $9,775,000
           Total Energy                                              $9,775,000
           Banks - 16.2 %
           Diversified Banks - 12.5 %
23,000,000 BNP Paribas SA, Floating Rate Note, 11/25/08              $23,000,000
7,610,000  BNP Paribas SA, Floating Rate Note, 2/13/09                7,610,000
7,750,000  Commonwealth Bank Australia, Floating Rate Note, 2/3/09    7,750,000
7,720,000  Credit Agricole, Floating Rate Note, 11/24/08              7,720,000
5,000,000  Credit Agricole, Floating Rate Note, 2/13/09 (144A)        5,000,000
1,000,000  Nordea Bank AB, Floating Rate Note, 10/10/08 (144A)        1,000,000
2,650,000  Nordea Bank AB, Floating Rate Note, 8/24/09                2,650,000
5,300,000  Rabobank Nederland, Floating Rate Note, 4/30/09 (144A)     5,300,000
5,880,000  RaboBank Nederland, Floating Rate Note, 5/15/09            5,880,000
9,000,000  Royal Bank of Canada, Floating Rate Note, 10/3/08          9,000,000
2,465,000  Royal Bank of Canada, Floating Rate Note, 5/15/09          2,465,000
2,500,000  Svenska Handelsbanken, Floating Rate Note 2/6/09 (144A)    2,499,556
8,630,000  Svenska Handelsbanken, Floating Rate Note, 10/10/08        8,630,000
335,000    Wachovia Corp., Floating Rate Note, 10/28/08                334,975
9,175,000  Wells Fargo & Co., Floating Rate Note, 7/14/08 (144A)      9,175,000
800,000    Wells Fargo Co., 3.125%, 4/1/09                             801,002
5,825,000  Westpac Banking, Floating Rate Note, 12/5/08 (144A)        5,825,000
12,410,000 Westpac Banking, Floating Rate Note, 2/6/09 (144A)         12,408,300

$117,048,833
           Regional Banks - 3.6 %
1,730,000  Bank of America Corp., Floating Rate Note, 12/18/08       $1,729,754
5,010,000  Bank of America Corp., Floating Rate Note, 4/3/09          5,010,000
9,900,000  KBC Bank NV, Floating Rate Note, 12/16/08                  9,900,000
4,090,000  Mellon Funding Corp. 3.25%, 4/1/09                         4,092,303
270,000    Suntrust Banks, 4.0% 10/15/08                               269,904
12,750,000 US Bank NA/Cincinnati, Floating Rate Note, 9/10/09         12,750,000
                                                                     $33,751,961
           Total Banks
$150,800,794
           Diversified Financials - 8.5 %
           Asset Management & Custody Banks - 0.1 %
1,500,000  Bank of New York Mellon Corp., 3.625%, 1/15/09            $1,503,451
           Consumer Finance - 2.1 %
20,000,000 Toyota Motor Credit Corp., Floating Rate Note, 1/12/09    $20,000,000
           Investment Banking & Brokerage - 1.0 %
9,120,000  Donaldson Lufkin Jenrette, 3.875%, 1/15/09                $9,131,860
           Diversified Financial Services - 4.4 %
2,575,000  Bear Stearns Co., Inc., Floating Rate Note, 9/30/09       $2,575,431
16,275,000 General Electric Capital Corp., Floating Rate Note, 1/5/09 16,288,565 9,105,000 General Electic Capital Corp., Floating Rate Note, 5/8/09 9,103,979
1,550,000  IBM International Capital Floating Rate Note, 2/13/09      1,550,670
1,500,000  JP Morgan Chase & Co., Floating Rate Note, 12/2/08         1,500,194
9,940,000  JP Morgan Chase & Co. Floating Rate Note, 3/9/09           9,946,814
                                                                     $40,965,653
           Specialized Finance - 0.8 %
425,000    National Rural Utilities, 5.75%, 11/1/08                  $ 425,820
6,845,000  National Rural Utilities, Floating Rate Note, 7/3/08       6,845,000
                                                                     $7,270,820
           Total Diversified Financials                              $78,871,784
           Insurance - 2.2 %
           Multi-Line Insurance - 2.2 %
10,000,000 Metlife Global Funding, Floating Rate Note, 2/9/09        $10,000,000
10,295,000 Metlife Global Funding I, Floating Rate Note, 6/12/09      10,295,034
                                                                     $20,295,034
           Total Insurance                                           $20,295,034
           Technology Hardware & Equipment - 1.6 %
           Computer Hardware - 1.6 %
5,000,000  IBM Corp., Floating Rate Note, 10/8/08                    $5,000,000
9,920,000  IBM International Group Capital, Floating Rate Note, 7/29/ 9,948,933
                                                                     $14,948,933
           Total Technology Hardware & Equipment                     $14,948,933
           TOTAL CORPORATE BONDS
           (Cost  $274,691,545)
$274,691,545

           U.S. Government And Agency Obligations - 9.0 %
           Government - 9.0 %
4,925,000 Federal National Mortgage Association, Floating Rate Note,$4,923,604 9,700,000 Federal National Mortgage Association, Floating Rate Note, 9,700,000
9,460,000  Freddie Mac Discount, 2.03%, 12/30/08                      9,411,991
2,615,000  Freddie Mac, Floating Rate Note, 10/19/09                  2,613,959
400,000    Freddie Mac, Floating Rate Note, 9/18/09                    399,883
9,330,000  U.S. Treasury Bill, 1.3695%, 3/26/09                       9,267,533
11,825,000 U.S. Treasury Bill, 1.3945%, 3/12/09                       11,750,795
14,410,000 U.S. Treasury Bill, 1.6205%, 11/6/08                       14,386,649
11,825,000 U.S. Treasury Bill, 1.8495%, 12/26/08                      11,796,766
9,475,000  U.S. Treasury Bill, 0.0%, 11/13/08                         9,458,594
                                                                     $83,709,774
           Total Government
           (Cost  $83,709,774)                                       $83,709,774

           Municipal Bonds - 3.5 %
           Government - 1.0 %
900,000    Mississippi State Series B General, Floating Rate Note, 11$ 900,000
8,860,000  Texas State Tax & Revenue Anticipation, Floating Rate Note 8,860,000
                                                                     $9,760,000
           Municipal  Development - 0.4 %
3,695,000  Nassau County New York Industrial Development, Floating Ra$3,695,000
590,000    Syracuse New York Industrial Development Agency, Floating   590,000
300,000    Valdez Alaska Marine Term, Floating Rate Note, 7/1/37       300,000
1,500,000  Valdez Alaska Marine Term, Floating Rate Note, 6/1/37      1,500,000
                                                                     $6,085,000
           Municipal Higher Education - 0.9 %
6,110,000  Athens-Clarke County Georgia, Floating Rate Note, 8/1/33  $6,110,000
2,580,000  Michigan University, Floating Rate Note, 12/1/37           2,580,000
                                                                     $8,690,000
           Municipal  Medical - 0.5 %
950,000    New Hampshire Health & Eduction, Floating Rate Note, 7/1/3$ 950,000
4,040,000  Weber County Utah Hospital Revenue, Floating Rate Note, 2/ 4,040,000
                                                                     $4,990,000
           Municipal Single Family Housing - 0.5 %
4,840,000  Iowa Finance Authority Revenue, Floating Rate Note, 7/1/37$4,840,000
           Total Municipal Bonds
           (Cost  $34,365,000)                                       $34,365,000

           Temporary Cash Investments - 57.6 %
           Commercial Paper - 42.1 %
10,190,000 Deutsche Bank NY, Floating Rate Note, 7/21/09             $10,190,000
4,205,000  Abbey National America LLC 2.7%, 12/4/08                   4,184,816
10,200,000 Abbey National Treasury Services, Floating Rate Note,2/13  10,200,000
5,250,000  Abn Amro Bank NV, 2.76%, 11/20/08                          5,250,072
4,965,000  Abn Amro Bank NV, 3.03%, 10/24/08                          4,965,093
5,100,000  AT&T, Inc., 0.0%, 10/9/08                                  5,097,609
2,160,000  Banco Bilbao, 2.95%, 11/26/08 (144A)                       2,150,088
5,300,000  Banco Bilbao NY, 2.755%, 10/7/08                           5,300,004
14,765,000 Banco Bilbao NY 2.785%, 12/4/08                            14,765,808
12,450,000 Banco Bilbao Vizcaya, 2.0%, 10/2/08                        12,430,000
2,200,000  Bank of America Corp., 2.71%, 12/1/08                      2,189,935
2,206,000  Bank of America Corp., 2.84%, 10/14/08                     2,203,738
2,500,000  Bank of America Corp., 2.65% 10/7/08                       2,500,000
7,500,000  Bank of America Corp., 2.74% 12/5/08                       7,500,000
6,915,000  Bank of New York, 5.05%, 3/3/09                            6,970,201
9,120,000  Bank of Nova Scotia, Floating Rate Note, 5/6/09            9,120,000
17,640,000 Bank of Nova Scotia Floating Rate Note, 1/16/09            17,640,516
5,130,000  BNP Paribas SA, 3.03%, 1/2/09                              5,130,000
1,340,000  CBA Delaware Finance, 2.71%, 12/1/08                       1,333,847
10,800,000 CBA Delaware Finance, 2.72%, 10/23/08                      10,782,048
12,200,000 Chase Bank U.S.A. NA, 2.82%, 1/1/209                       12,200,000
14,915,000 ConocoPhilips, 1.5%, 10/1/08                               14,914,378
7,600,000  Credit Suisse New York Floating Rate Note, 11/30/09        7,597,719
9,975,000  Deutsche Bank NY Floating Rate Note, 1/9/09                9,969,565
3,250,000  Dexia Bank NY Branch 2.82% 10/10/08                        3,250,014
5,180,000  Dexia Delaware LLC, 2.67%, 10/8/08                         5,177,311
4,720,000  Dexia Delaware LLC, 2.78%, 10/10/08                        4,716,720
5,000,000  Florida Power & Light, 0.0%, 10/17/08                      4,994,111
5,025,000  Florida Power & Light, 0.0%, 10/14/08                      5,020,191
14,940,000 Goldman Sachs Group, 3.95%, 10/2/08                        14,915,000
1,500,000  Jacksonville Pollution Control, 4.0%, 11/7/08              1,500,000
4,900,000  Microsoft Corp., 0.0%, 10/7/08                             4,898,775
13,380,000 Nordea Bank NY, 3.23%, 7/10/09                             13,381,015
2,675,000  Nordea Bank NY, Floating Rate Note, 12/1/08                2,672,932
4,900,000  Nordea Bank NY, Floating Rate Note, 2/12/09                4,900,000
4,950,000  Procter & Gamble Co., 2.55%, 10/10/08                      4,946,844
5,000,000  Rabobank Nederland NV NY, 2.7%, 11/14/08                   5,000,061
2,600,000  Rabobank NY, 3.02%, 3/9/09                                 2,600,676
4,530,000  Rabobank USA Finance, 2.66%, 11/10/08                      4,516,584
5,180,000  Rabobank USA Financial Corp., 2.64%, 10/24/08              5,171,263
2,590,000  Royal Bank of Canada, Floating Rate Note, 8/7/09           2,590,000
3,300,000  Royal Bank of Canada, Floating Rate Note, 6/30/09          3,294,707
1,000,000  Royal Bank of Canada NY, Floating Rate Note, 4/16/09        998,776
4,000,000  Royal Bank of Scotland NY, 2.75%, 10/15/08                 4,000,041
13,500,000 Royal Bank of Scotland NY, 2.79%, 11/26/08                 13,500,104
1,500,000  Royal Bank of Scotland NY, 2.81%, 11/3/08                  1,500,078
4,980,000  Royal Bank of Scotland NY, 2.96%, 11/3/08                  4,980,934
4,000,000  Royal Bank of Scotland NY, 3.18%, 12/12/08                 4,000,039
2,500,000  RY FLT, YCD, Floating Rate Note, 10/1/09                   2,500,000
3,420,000  Societe General, 2.9%, 12/8/08                             3,418,012
5,070,000  Societe Generale North America, 2.6%, 10/7/08              5,067,803
5,025,000  Societe Generale North America, 2.75%, 11/13/08            5,008,494
12,750,000 State Street Corp., 0.0%, 1/5/09                           12,637,180
5,255,000  State Street Corp., 2.63%, 12/1/08                         5,231,582
5,000,000  Svenska Handelsbanken, 2.69%, 10/9/08                      5,000,011
1,875,000  Svenska Handelsbanken, Floating Rate Note, 1/5/09          1,873,444
2,400,000  Svenska Handelsbanken, Floating Rate Note, 7/8/09          2,400,000
12,600,000 Toronto Dominion Bank, 2.72%, 11/20/08                     12,600,000
7,000,000  US Bank NA, 3.0%, 4/28/09                                  7,000,000
2,500,000  Verizon Communications Co., 0.0%, 10/7/08                  2,498,021
2,500,000  Verizon Communications Co., 0.0%, 10/1/08                  2,497,031
13,200,000 Wells Fargo Bank NA, 2.58%, 10/14/08                       13,200,000
4,348,000  Westpac Banking Corp., 2.71%, 12/1/08 (144A)               4,328,034

$392,371,225
           Total Commercial Paper
           (Cost  $392,371,226)
$392,371,225

           Repurchase Agreements - 15.5 %
55,000,000 Barclays Plc, 2.25%, dated 9/30/08, repurchase price of $55,000,000 plus accrued interest on 10/1/08 collateralized by the following:

           $67,302,768 Federal National Mortgage Association, 5.0%, 3/1/21 - 2/1/36
           $8,172,857 Freddie Mac Giant, 5.0%, 8/1/36              $55,000,000

50,000,000 Deutsche Bank, 2.25%, dated 9/30/08, repurchase price of $50,000,000 plus accrued interest on 10/1/08 collateralized by the following:

           $22,207,077 Freddie Mac Giant, 5.0-7.5%, 10/1/18-9/1/38
           $872,154 Federal Home Loan Mortgage Corp., 6.591%, 2/1/37 $2,681,481 Federal National Mortgage Association (ARM),
                4.574-5.502%, 10/1/15-5/1/36
           $47,206,154 Federal National Mortgage Association,
                5.0-7.0%, 5/1/20-9/1/47                            50,000,000

40,000,000 JP Morgan Chase & Co., 1.70%, dated 9/30/08, repurchase price of $40,000,000 plus accrued interest on 10/1/08 collateralized by $45,439,752 Federal National Mortgage Association, 4.5 - 6.5%,
           6/1/23 - 9/1/38                                         40,000,000
           Total Repurchase Agreements                           $145,000,000
           Total Temporary Cash Investments
           (Cost  $537,371,226)                                  $537,371,225

           TOTAL INVESTMENT IN SECURITIES - 99.7%
           (Cost  $930,137,544)                                 $930,137,544

           OTHER ASSETS AND LIABILITIES - 03%                   $2,806,450

           TOTAL NET ASSETS - 100.0%                           $932,943,994

(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At
           September 30, 2008, the value of these securities amounted to $47,685,978 or 5.1% of total net assets.

(a) At September 30, 2008,cost for federal income tax purposes was $930,137,544.

           FAS 157 Footnote Disclosures
           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of September
               30, 2008, in valuing the Fund's assets:

Valuation Inputs                               Investments   Other Financial
                                               in Securities   Instruments
Level 1 - Quoted Prices                        $   0               0
Level 2 - Other Significant Observable Inputs   930,137,544        0
Level 3 - Significant Unobservable Inputs          0               0
Total                                          $930,137,544        0


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Money Market Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 28, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 28, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 28, 2008

* Print the name and title of each signing officer under his or her signature.